Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT1-1225
1.9867778.109
Common Stocks - 99.8%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	64,333	13,453,317
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	75,399	18,624,307
UNITED STATES - 99.6%
Communication Services - 10.1%
Diversified Telecommunication Services - 0.6%
AT&T Inc	1,824,588	45,158,553
Verizon Communications Inc	1,075,894	42,756,028
		87,914,581
Entertainment - 1.5%
Electronic Arts Inc	57,462	11,495,848
Live Nation Entertainment Inc (b)	40,248	6,018,283
Netflix Inc (b)	108,430	121,317,990
Take-Two Interactive Software Inc (b)	44,248	11,343,860
TKO Group Holdings Inc Class A	17,606	3,316,970
Walt Disney Co/The	458,785	51,668,367
Warner Bros Discovery Inc (b)	631,751	14,182,810
		219,344,128
Interactive Media & Services - 7.5%
Alphabet Inc Class A	1,484,342	417,382,128
Alphabet Inc Class C	1,191,610	335,819,530
Match Group Inc	61,400	1,985,676
Meta Platforms Inc Class A	553,461	358,836,439
		1,114,023,773
Media - 0.4%
Charter Communications Inc Class A (b)(c)	23,701	5,542,242
Comcast Corp Class A	939,744	26,157,774
Fox Corp Class A	53,587	3,464,400
Fox Corp Class B	37,858	2,211,285
Interpublic Group of Cos Inc/The	93,462	2,398,235
News Corp Class A	96,221	2,549,857
News Corp Class B	31,603	962,943
Omnicom Group Inc	49,433	3,708,464
Paramount Skydance Corp Class B (c)	78,785	1,212,501
Trade Desk Inc (The) Class A (b)	113,722	5,717,942
		53,925,643
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	123,486	25,938,233
TOTAL COMMUNICATION SERVICES		1,501,146,358

Consumer Discretionary - 10.5%
Automobile Components - 0.0%
Aptiv PLC	55,566	4,506,403
Automobiles - 2.4%
Ford Motor Co	997,475	13,096,847
General Motors Co	242,945	16,785,070
Tesla Inc (b)	716,052	326,920,701
		356,802,618
Broadline Retail - 4.1%
Amazon.com Inc (b)	2,476,475	604,804,725
eBay Inc	116,614	9,481,884
		614,286,609
Distributors - 0.1%
Genuine Parts Co	35,492	4,518,487
LKQ Corp	65,655	2,098,333
Pool Corp	8,380	2,237,963
		8,854,783
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	109,490	13,854,865
Booking Holdings Inc	8,270	41,992,910
Carnival Corp (b)	277,038	7,987,006
Chipotle Mexican Grill Inc (b)	342,158	10,842,987
Darden Restaurants Inc	29,864	5,380,000
Domino's Pizza Inc	7,970	3,175,726
DoorDash Inc Class A (b)	94,458	24,027,281
Expedia Group Inc Class A	30,159	6,634,980
Hilton Worldwide Holdings Inc	60,015	15,421,454
Las Vegas Sands Corp	78,822	4,678,086
Marriott International Inc/MD Class A1	57,493	14,981,526
McDonald's Corp	182,093	54,342,014
MGM Resorts International (b)	52,092	1,668,506
Norwegian Cruise Line Holdings Ltd (b)	115,322	2,585,519
Royal Caribbean Cruises Ltd	64,460	18,489,062
Starbucks Corp	290,056	23,456,829
Wynn Resorts Ltd	21,543	2,563,402
Yum! Brands Inc	70,820	9,788,032
		261,870,185
Household Durables - 0.3%
DR Horton Inc	70,748	10,547,112
Garmin Ltd	41,751	8,932,209
Lennar Corp Class A	58,078	7,188,314
Mohawk Industries Inc (b)	13,318	1,513,458
NVR Inc (b)	732	5,278,320
PulteGroup Inc	50,345	6,034,855
		39,494,268
Leisure Products - 0.0%
Hasbro Inc	33,995	2,594,158
Specialty Retail - 1.6%
AutoZone Inc (b)	4,269	15,686,142
Best Buy Co Inc	50,155	4,119,731
Home Depot Inc/The	253,879	96,369,930
Lowe's Cos Inc	143,009	34,054,733
O'Reilly Automotive Inc (b)	216,514	20,447,582
Ross Stores Inc	83,460	13,263,463
TJX Cos Inc/The	284,675	39,894,355
Tractor Supply Co	135,230	7,317,295
Ulta Beauty Inc (b)	11,469	5,962,504
Williams-Sonoma Inc	31,386	6,099,555
		243,215,290
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	37,853	3,085,019
Lululemon Athletica Inc (b)	27,829	4,745,958
NIKE Inc Class B	303,150	19,580,459
Ralph Lauren Corp Class A	9,873	3,156,002
Tapestry Inc	53,108	5,832,321
		36,399,759
TOTAL CONSUMER DISCRETIONARY		1,568,024,073

Consumer Staples - 4.7%
Beverages - 1.0%
Brown-Forman Corp Class B	44,935	1,223,580
Coca-Cola Co/The	988,363	68,098,211
Constellation Brands Inc Class A	36,432	4,786,436
Keurig Dr Pepper Inc	346,636	9,414,634
Molson Coors Beverage Co Class B	43,222	1,889,666
Monster Beverage Corp (b)	181,886	12,155,441
PepsiCo Inc	349,352	51,036,834
		148,604,802
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	113,164	103,143,328
Dollar General Corp	56,156	5,540,351
Dollar Tree Inc (b)	49,526	4,909,017
Kroger Co/The	155,213	9,876,203
Sysco Corp	121,844	9,050,572
Target Corp	115,942	10,750,142
Walmart Inc	1,120,015	113,323,118
		256,592,731
Food Products - 0.5%
Archer-Daniels-Midland Co	122,602	7,421,099
Bunge Global SA	35,735	3,380,531
Campbell's Company/The	50,210	1,512,827
Conagra Brands Inc	122,241	2,101,323
General Mills Inc	136,437	6,359,329
Hershey Co/The	37,794	6,410,996
Hormel Foods Corp	74,369	1,605,627
JM Smucker Co	27,223	2,818,942
Kellanova	68,607	5,698,497
Kraft Heinz Co/The	217,456	5,377,687
Lamb Weston Holdings Inc	35,560	2,195,119
McCormick & Co Inc/MD	64,569	4,142,747
Mondelez International Inc	330,180	18,972,143
Tyson Foods Inc Class A	72,918	3,748,714
		71,745,581
Household Products - 0.8%
Church & Dwight Co Inc	62,162	5,450,986
Clorox Co/The	31,210	3,509,877
Colgate-Palmolive Co	206,237	15,890,561
Kimberly-Clark Corp	84,661	10,134,768
Procter & Gamble Co/The	597,711	89,877,803
		124,863,995
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	59,764	5,778,581
Kenvue Inc	489,695	7,036,917
		12,815,498
Tobacco - 0.5%
Altria Group Inc	428,664	24,168,076
Philip Morris International Inc	397,200	57,327,876
		81,495,952
TOTAL CONSUMER STAPLES		696,118,559

Energy - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	251,570	12,178,504
Halliburton Co	217,561	5,839,337
SLB Ltd	380,707	13,728,294
		31,746,135
Oil, Gas & Consumable Fuels - 2.6%
APA Corp	91,297	2,067,877
Chevron Corp	491,094	77,455,347
ConocoPhillips	318,697	28,319,415
Coterra Energy Inc	194,733	4,607,383
Devon Energy Corp	161,984	5,262,860
Diamondback Energy Inc	48,015	6,875,268
EOG Resources Inc	139,323	14,745,946
EQT Corp	159,243	8,532,240
Expand Energy Corp	60,769	6,278,045
Exxon Mobil Corp	1,087,867	124,408,471
Kinder Morgan Inc	498,973	13,068,103
Marathon Petroleum Corp	77,578	15,120,728
Occidental Petroleum Corp	183,378	7,555,174
ONEOK Inc	160,697	10,766,699
Phillips 66	103,122	14,039,029
Targa Resources Corp	54,911	8,458,490
Texas Pacific Land Corp	4,927	4,648,033
Valero Energy Corp	79,270	13,441,021
Williams Cos Inc/The	311,612	18,032,986
		383,683,115
TOTAL ENERGY		415,429,250

Financials - 12.8%
Banks - 3.5%
Bank of America Corp	1,738,851	92,941,586
Citigroup Inc	469,748	47,552,590
Citizens Financial Group Inc	110,069	5,599,210
Fifth Third Bancorp	168,896	7,029,452
Huntington Bancshares Inc/OH	401,295	6,195,995
JPMorgan Chase & Co	701,664	218,301,704
KeyCorp	237,831	4,183,446
M&T Bank Corp	39,876	7,332,000
PNC Financial Services Group Inc/The	100,489	18,344,267
Regions Financial Corp	227,693	5,510,171
Truist Financial Corp	329,030	14,684,609
US Bancorp	397,098	18,536,535
Wells Fargo & Co	817,433	71,092,148
		517,303,713
Capital Markets - 3.3%
Ameriprise Financial Inc	24,056	10,891,835
Bank of New York Mellon Corp/The	179,959	19,422,975
Blackrock Inc	36,748	39,791,102
Blackstone Inc	188,086	27,580,931
Cboe Global Markets Inc	26,689	6,555,886
Charles Schwab Corp/The	435,404	41,154,386
CME Group Inc Class A	91,959	24,414,195
Coinbase Global Inc Class A (b)	57,709	19,839,200
FactSet Research Systems Inc	9,647	2,573,820
Franklin Resources Inc	78,167	1,767,356
Goldman Sachs Group Inc/The	77,246	60,975,675
Interactive Brokers Group Inc Class A	113,615	7,993,951
Intercontinental Exchange Inc	146,067	21,368,141
Invesco Ltd	113,798	2,697,013
KKR & Co Inc Class A	175,057	20,714,495
Moody's Corp	39,369	18,908,931
Morgan Stanley	309,580	50,771,120
MSCI Inc	19,741	11,618,566
Nasdaq Inc	115,670	9,888,628
Northern Trust Corp	48,798	6,278,839
Raymond James Financial Inc	45,281	7,184,736
Robinhood Markets Inc Class A (b)	197,495	28,988,316
S&P Global Inc	79,742	38,851,100
State Street Corp	72,391	8,372,743
T Rowe Price Group Inc	56,065	5,748,344
		494,352,284
Consumer Finance - 0.6%
American Express Co	138,505	49,962,909
Capital One Financial Corp	163,183	35,898,628
Synchrony Financial	94,939	7,061,562
		92,923,099
Financial Services - 3.7%
Apollo Global Management Inc	117,418	14,596,232
Berkshire Hathaway Inc Class B (b)	467,920	223,450,517
Block Inc Class A (b)	140,237	10,649,598
Corpay Inc (b)	18,019	4,691,247
Fidelity National Information Services Inc	133,297	8,333,728
Fiserv Inc (b)	138,710	9,250,570
Global Payments Inc	61,907	4,813,888
Jack Henry & Associates Inc	18,581	2,767,453
Mastercard Inc Class A	210,644	116,273,382
PayPal Holdings Inc (b)	243,787	16,887,125
Visa Inc Class A	433,459	147,696,820
		559,410,560
Insurance - 1.7%
AFLAC Inc	122,827	13,165,826
Allstate Corp/The	67,239	12,877,613
American International Group Inc	141,367	11,162,338
Aon PLC	55,022	18,744,895
Arch Capital Group Ltd	94,846	8,186,158
Arthur J Gallagher & Co	65,417	16,320,887
Assurant Inc	12,876	2,726,107
Brown & Brown Inc	74,765	5,961,761
Chubb Ltd	94,614	26,202,401
Cincinnati Financial Corp	39,903	6,168,605
Erie Indemnity Co Class A	6,482	1,896,892
Everest Group Ltd	10,703	3,366,308
Globe Life Inc	20,670	2,718,312
Hartford Insurance Group Inc/The	71,748	8,909,667
Loews Corp	43,402	4,321,103
Marsh & McLennan Cos Inc	125,449	22,348,739
MetLife Inc	142,545	11,377,942
Principal Financial Group Inc	51,728	4,347,221
Progressive Corp/The	149,585	30,814,511
Prudential Financial Inc	89,821	9,341,384
Travelers Companies Inc/The	57,448	15,431,682
W R Berkley Corp	76,460	5,454,656
Willis Towers Watson PLC	24,892	7,793,685
		249,638,693
TOTAL FINANCIALS		1,913,628,349

Health Care - 8.9%
Biotechnology - 1.6%
AbbVie Inc	450,779	98,287,853
Amgen Inc	137,376	40,997,120
Biogen Inc (b)	37,412	5,771,549
Gilead Sciences Inc	316,621	37,928,030
Incyte Corp (b)	41,857	3,912,792
Moderna Inc (b)	88,362	2,399,912
Regeneron Pharmaceuticals Inc	25,995	16,943,541
Vertex Pharmaceuticals Inc (b)	65,424	27,842,492
		234,083,289
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	444,119	54,901,991
Align Technology Inc (b)	17,202	2,371,811
Baxter International Inc	131,062	2,420,715
Becton Dickinson & Co	73,140	13,070,849
Boston Scientific Corp (b)	378,104	38,082,635
Cooper Cos Inc/The (b)	50,910	3,559,118
Dexcom Inc (b)	100,068	5,825,959
Edwards Lifesciences Corp (b)	149,812	12,351,999
GE HealthCare Technologies Inc	116,502	8,731,825
Hologic Inc (b)	56,755	4,194,762
IDEXX Laboratories Inc (b)	20,415	12,851,447
Insulet Corp (b)	17,962	5,622,286
Intuitive Surgical Inc (b)	91,474	48,872,729
Medtronic PLC	326,945	29,653,912
ResMed Inc	37,361	9,223,684
Solventum Corp (b)	37,607	2,596,387
STERIS PLC	25,132	5,923,612
Stryker Corp	87,799	31,277,516
Zimmer Biomet Holdings Inc	50,549	5,083,207
		296,616,444
Health Care Providers & Services - 1.6%
Cardinal Health Inc	60,934	11,624,379
Cencora Inc	49,473	16,712,474
Centene Corp (b)	119,058	4,211,081
Cigna Group/The	68,113	16,647,498
CVS Health Corp	323,643	25,292,700
DaVita Inc (b)	9,123	1,085,819
Elevance Health Inc	57,459	18,225,995
HCA Healthcare Inc	41,796	19,212,785
Henry Schein Inc (b)	26,303	1,662,350
Humana Inc	30,690	8,537,651
Labcorp Holdings Inc	21,205	5,385,222
McKesson Corp	31,739	25,751,121
Molina Healthcare Inc (b)	13,830	2,116,820
Quest Diagnostics Inc	28,534	5,020,557
UnitedHealth Group Inc	231,104	78,935,883
Universal Health Services Inc Class B	14,389	3,122,557
		243,544,892
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	72,486	10,609,051
Bio-Techne Corp	40,003	2,502,988
Charles River Laboratories International Inc (b)	12,558	2,261,319
Danaher Corp	162,618	35,024,665
IQVIA Holdings Inc (b)	43,379	9,389,818
Mettler-Toledo International Inc (b)	5,256	7,444,020
Revvity Inc	29,619	2,772,042
Thermo Fisher Scientific Inc	96,357	54,671,999
Waters Corp (b)	15,189	5,310,074
West Pharmaceutical Services Inc	18,349	5,175,702
		135,161,678
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	519,389	23,928,251
Eli Lilly & Co	202,869	175,047,545
Johnson & Johnson	614,544	116,068,925
Merck & Co Inc	637,368	54,800,901
Pfizer Inc	1,450,801	35,762,245
Viatris Inc	297,499	3,082,090
Zoetis Inc Class A	113,089	16,294,994
		424,984,951
TOTAL HEALTH CARE		1,334,391,254

Industrials - 8.1%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	20,032	14,668,031
Boeing Co (b)	192,951	38,787,010
GE Aerospace	270,596	83,600,635
General Dynamics Corp	64,425	22,220,183
Howmet Aerospace Inc	102,867	21,185,459
Huntington Ingalls Industries Inc	10,013	3,224,386
L3Harris Technologies Inc	47,742	13,802,212
Lockheed Martin Corp	52,425	25,786,809
Northrop Grumman Corp	34,344	20,038,007
RTX Corp	341,560	60,968,460
Textron Inc	45,473	3,674,673
TransDigm Group Inc	14,379	18,815,065
		326,770,930
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	30,134	4,640,335
Expeditors International of Washington Inc	34,632	4,221,640
FedEx Corp	55,380	14,056,552
United Parcel Service Inc Class B	187,819	18,109,508
		41,028,035
Building Products - 0.5%
A O Smith Corp	29,156	1,924,004
Allegion plc	21,906	3,631,358
Builders FirstSource Inc (b)	28,209	3,277,040
Carrier Global Corp	204,129	12,143,634
Johnson Controls International plc	166,982	19,101,071
Lennox International Inc	8,156	4,118,780
Masco Corp	53,424	3,459,738
Trane Technologies PLC	56,780	25,474,347
		73,129,972
Commercial Services & Supplies - 0.4%
Cintas Corp	87,405	16,018,715
Copart Inc (b)	226,997	9,763,141
Republic Services Inc	51,785	10,783,708
Rollins Inc	71,727	4,132,192
Veralto Corp	63,324	6,248,812
Waste Management Inc	94,568	18,891,850
		65,838,418
Construction & Engineering - 0.1%
EMCOR Group Inc	11,423	7,719,435
Quanta Services Inc	38,022	17,076,821
		24,796,256
Electrical Equipment - 0.9%
AMETEK Inc	58,933	11,910,949
Eaton Corp PLC	99,339	37,903,789
Emerson Electric Co	143,612	20,043,927
GE Vernova Inc	69,464	40,646,165
Generac Holdings Inc (b)	14,973	2,515,763
Hubbell Inc	13,560	6,373,200
Rockwell Automation Inc	28,690	10,568,248
		129,962,041
Ground Transportation - 0.9%
CSX Corp	475,714	17,135,218
JB Hunt Transport Services Inc	19,513	3,294,965
Norfolk Southern Corp	57,249	16,223,222
Old Dominion Freight Line Inc	47,194	6,626,981
Uber Technologies Inc (b)	532,143	51,351,800
Union Pacific Corp	151,328	33,348,151
		127,980,337
Industrial Conglomerates - 0.4%
3M Co	135,913	22,629,514
Honeywell International Inc	162,009	32,617,272
		55,246,786
Machinery - 1.6%
Caterpillar Inc	119,543	69,007,393
Cummins Inc	35,159	15,388,391
Deere & Co	64,270	29,668,960
Dover Corp	34,993	6,349,830
Fortive Corp	86,334	4,346,054
IDEX Corp	19,211	3,293,918
Illinois Tool Works Inc	67,689	16,510,701
Ingersoll Rand Inc	92,292	7,044,648
Nordson Corp	13,699	3,177,483
Otis Worldwide Corp	100,149	9,289,821
PACCAR Inc	133,992	13,184,813
Parker-Hannifin Corp	32,606	25,198,895
Pentair PLC	41,831	4,448,727
Snap-on Inc	13,311	4,466,506
Stanley Black & Decker Inc	39,499	2,674,872
Westinghouse Air Brake Technologies Corp	43,623	8,918,286
Xylem Inc/NY	62,112	9,369,595
		232,338,893
Passenger Airlines - 0.0%
Delta Air Lines 1991 Series J Pass Through Trust	165,511	9,497,022
Southwest Airlines Co	134,014	4,060,624
United Airlines Holdings Inc (b)	82,608	7,768,456
		21,326,102
Professional Services - 0.5%
Automatic Data Processing Inc	103,356	26,903,567
Broadridge Financial Solutions Inc	29,888	6,587,315
Dawn Bidco LLC (b)	40,749	2,801,086
Equifax Inc	31,590	6,668,649
Jacobs Solutions Inc	30,502	4,752,517
Leidos Holdings Inc	32,738	6,235,607
Paychex Inc	82,732	9,682,126
Paycom Software Inc	12,776	2,390,261
Verisk Analytics Inc	35,652	7,799,232
		73,820,360
Trading Companies & Distributors - 0.3%
Fastenal Co	292,846	12,050,613
United Rentals Inc	16,418	14,303,033
WW Grainger Inc	11,229	10,993,191
		37,346,837
TOTAL INDUSTRIALS		1,209,584,967

Information Technology - 35.9%
Communications Equipment - 0.9%
Arista Networks Inc	262,989	41,470,735
Cisco Systems Inc	1,010,486	73,876,632
F5 Inc (b)	14,659	3,709,460
Motorola Solutions Inc	42,513	17,290,462
		136,347,289
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	311,547	43,410,959
CDW Corp/DE	33,443	5,329,811
Corning Inc	198,914	17,719,259
Jabil Inc	27,385	6,049,073
Keysight Technologies Inc (b)	43,918	8,035,237
Teledyne Technologies Inc (b)	11,965	6,303,401
Trimble Inc (b)	60,723	4,842,659
Zebra Technologies Corp Class A (b)	12,974	3,493,250
		95,183,649
IT Services - 0.9%
Accenture PLC Class A	158,935	39,749,644
Akamai Technologies Inc (b)	36,588	2,747,758
Cognizant Technology Solutions Corp Class A	124,626	9,082,743
EPAM Systems Inc (b)	14,212	2,324,229
Gartner Inc (b)	19,326	4,799,419
GoDaddy Inc Class A (b)	35,328	4,703,217
IBM Corporation	237,699	73,071,050
VeriSign Inc	21,452	5,144,190
		141,622,250
Semiconductors & Semiconductor Equipment - 15.0%
Advanced Micro Devices Inc (b)	414,107	106,061,085
Analog Devices Inc	126,629	29,647,648
Applied Materials Inc	204,776	47,733,286
Broadcom Inc	1,200,200	443,629,926
First Solar Inc (b)	27,367	7,305,347
Intel Corp (b)	1,116,894	44,664,591
KLA Corp	33,673	40,701,902
Lam Research Corp	322,953	50,852,179
Microchip Technology Inc	137,712	8,595,983
Micron Technology Inc	285,571	63,902,223
Monolithic Power Systems Inc	12,221	12,282,105
NVIDIA Corp	6,226,230	1,260,749,313
ON Semiconductor Corp (b)	104,359	5,226,299
QUALCOMM Inc	275,211	49,785,670
Skyworks Solutions Inc	37,875	2,943,644
Teradyne Inc	40,591	7,377,820
Texas Instruments Inc	231,988	37,456,782
		2,218,915,803
Software - 11.2%
Adobe Inc (b)	108,245	36,836,856
AppLovin Corp Class A (b)	69,080	44,026,756
Autodesk Inc (b)	54,607	16,455,273
Cadence Design Systems Inc (b)	69,532	23,549,793
Crowdstrike Holdings Inc Class A (b)	63,601	34,535,979
Datadog Inc Class A (b)	82,490	13,430,197
Fair Isaac Corp (b)	6,125	10,164,621
Fortinet Inc (b)	166,201	14,364,752
Gen Digital Inc	143,009	3,769,717
Intuit Inc	71,180	47,516,209
Microsoft Corp	1,896,746	982,154,047
Oracle Corp	422,876	111,051,466
Palantir Technologies Inc Class A (b)	580,331	116,338,957
Palo Alto Networks Inc (b)	170,439	37,537,485
PTC Inc (b)	30,568	6,068,971
Roper Technologies Inc	27,460	12,251,279
Salesforce Inc	243,946	63,525,978
Servicenow Inc (b)	53,076	48,791,705
Synopsys Inc (b)	47,218	21,428,473
Tyler Technologies Inc (b)	11,039	5,257,434
Workday Inc Class A (b)	55,117	13,223,671
		1,662,279,619
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	3,786,872	1,023,856,583
Dell Technologies Inc Class C	77,368	12,534,390
Hewlett Packard Enterprise Co	334,843	8,176,866
HP Inc	239,677	6,631,863
NetApp Inc	51,060	6,013,846
Seagate Technology Holdings PLC	54,270	13,886,608
Super Micro Computer Inc (b)(c)	127,925	6,646,983
Western Digital Corp	88,525	13,297,340
		1,091,044,479
TOTAL INFORMATION TECHNOLOGY		5,345,393,089

Materials - 1.7%
Chemicals - 1.0%
Air Products and Chemicals Inc	56,790	13,776,686
Albemarle Corp	30,030	2,949,847
CF Industries Holdings Inc	41,331	3,442,459
Corteva Inc	173,288	10,646,815
Dow Inc	180,878	4,313,940
DuPont de Nemours Inc	106,845	8,723,894
Eastman Chemical Co	29,302	1,744,055
Ecolab Inc	65,136	16,700,870
International Flavors & Fragrances Inc	65,398	4,118,112
Linde PLC	119,653	50,050,850
LyondellBasell Industries NV Class A1	65,661	3,047,984
Mosaic Co/The	80,986	2,223,066
PPG Industries Inc	57,593	5,629,716
Sherwin-Williams Co/The	59,170	20,410,100
Solstice Advanced Materials Inc	40,502	1,825,425
		149,603,819
Construction Materials - 0.1%
Martin Marietta Materials Inc	15,388	9,434,382
Vulcan Materials Co	33,715	9,760,492
		19,194,874
Containers & Packaging - 0.2%
Amcor PLC	588,262	4,647,270
Avery Dennison Corp	19,899	3,480,136
Ball Corp	69,445	3,263,915
International Paper Co	134,727	5,205,852
Packaging Corp of America	22,804	4,464,111
Smurfit WestRock PLC	133,232	4,918,925
		25,980,209
Metals & Mining - 0.4%
Freeport-McMoRan Inc	366,371	15,277,671
Newmont Corp	280,295	22,695,486
Nucor Corp	58,571	8,788,579
Steel Dynamics Inc	35,309	5,536,451
		52,298,187
TOTAL MATERIALS		247,077,089

Real Estate - 1.8%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	39,721	2,312,556
Healthpeak Properties Inc	177,326	3,183,002
Ventas Inc	115,969	8,557,353
Welltower Inc	170,667	30,897,554
		44,950,465
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	163,162	2,613,855
Industrial REITs - 0.2%
Prologis Inc	236,817	29,386,622
Office REITs - 0.0%
BXP Inc	37,584	2,675,605
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	74,791	11,400,392
CoStar Group Inc (b)	108,104	7,438,636
		18,839,028
Residential REITs - 0.2%
AvalonBay Communities Inc	36,288	6,311,209
Camden Property Trust	27,266	2,712,422
Equity Residential	88,680	5,271,139
Essex Property Trust Inc	16,434	4,137,588
Invitation Homes Inc	143,909	4,051,038
Mid-America Apartment Communities Inc	29,873	3,830,615
UDR Inc	76,942	2,592,176
		28,906,187
Retail REITs - 0.2%
Federal Realty Investment Trust	20,032	1,926,878
Kimco Realty Corp	172,803	3,570,110
Realty Income Corp	233,307	13,527,140
Regency Centers Corp	41,695	2,874,870
Simon Property Group Inc	83,310	14,642,566
		36,541,564
Specialized REITs - 0.8%
American Tower Corp	119,485	21,385,425
Crown Castle Inc	111,120	10,025,246
Digital Realty Trust Inc	81,805	13,940,390
Equinix Inc	24,972	21,126,562
Extra Space Storage Inc	54,162	7,232,793
Iron Mountain Inc	75,365	7,758,827
Public Storage Operating Co	40,294	11,224,297
SBA Communications Corp Class A	27,400	5,246,552
VICI Properties Inc	272,109	8,160,549
Weyerhaeuser Co	184,110	4,234,530
		110,335,171
TOTAL REAL ESTATE		274,248,497

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	65,572	4,381,521
American Electric Power Co Inc	136,465	16,411,281
Constellation Energy Corp	79,718	30,053,686
Duke Energy Corp	198,429	24,664,725
Edison International	98,199	5,438,261
Entergy Corp	113,912	10,945,804
Evergy Inc	58,729	4,510,974
Eversource Energy	94,699	6,989,733
Exelon Corp	257,722	11,886,139
FirstEnergy Corp	132,604	6,077,241
NextEra Energy Inc	525,477	42,773,828
NRG Energy Inc	49,358	8,482,666
PG&E Corp	560,829	8,950,831
Pinnacle West Capital Corp	30,475	2,697,646
PPL Corp	188,704	6,891,470
Southern Co/The	280,703	26,397,310
Xcel Energy Inc	150,916	12,249,852
		229,802,968
Gas Utilities - 0.0%
Atmos Energy Corp	40,961	7,033,823
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	181,696	2,520,124
Vistra Corp	81,270	15,303,141
		17,823,265
Multi-Utilities - 0.6%
Ameren Corp	69,001	7,039,482
CenterPoint Energy Inc	166,594	6,370,555
CMS Energy Corp	76,382	5,617,896
Consolidated Edison Inc	92,029	8,964,545
Dominion Energy Inc	217,774	12,781,156
DTE Energy Co	52,971	7,179,689
NiSource Inc	120,149	5,059,474
Public Service Enterprise Group Inc	127,352	10,259,477
Sempra	166,494	15,307,459
WEC Energy Group Inc	82,132	9,176,608
		87,756,341
Water Utilities - 0.0%
American Water Works Co Inc	49,784	6,393,759
TOTAL UTILITIES		348,810,156

TOTAL UNITED STATES		14,853,851,641
TOTAL COMMON STOCKS (Cost $4,763,243,278)		14,885,929,265

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $1,897,394)	4.15	1,900,000	1,897,961

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	20,062,447	20,066,460
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	1,225,702	1,225,824
TOTAL MONEY MARKET FUNDS (Cost $21,292,283)			21,292,284

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,786,432,955)	14,909,119,510
NET OTHER ASSETS (LIABILITIES) - 0.1%	10,352,678
NET ASSETS - 100.0%	14,919,472,188

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	97	12/19/2025	33,338,900	890,597	890,597

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,703,170.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,197,302.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,955,548	228,248,812	232,139,197	331,087	1,297	-	20,066,460	20,062,447	0.0%
Fidelity Securities Lending Cash Central Fund	11,712,999	12,157,490	22,644,665	274,243	-	-	1,225,824	1,225,702	0.0%
Total	35,668,547	240,406,302	254,783,862	605,330	1,297	-	21,292,284

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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